Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity
Schedule of composition of the ecopetrol business group's reserves

	June 30,	December 31,
	2026	2025
	(Unaudited)
Legal reserve	13,148	13,148
Fiscal and statutory reserves	509	509
Other reserves (1)	20,688	16,635
Total	34,345	30,292
(1)	The increase in other reserves is due to the General Shareholders’ Meeting of Ecopetrol S.A., held on March 28, 2026, approved the project for the distribution of profits for 2025 and defined to establish a discretionary reserve of $20,688 in order to provide support for financial sustainability and flexibility in the development of the Company’s strategy.

Schedule of balance of movement of the equity reserves

	June 30,	December 31,
	2026	2025
	(Unaudited)
Opening balance	30,292	24,156
Release of reserves	(17,145)	(12,502)
Allocation to reserves	21,198	18,638
Closing balance	34,345	30,292

Schedule of dividends paid

	June 30,	June 30,
	2026	2025

	(Unaudited)
Ecopetrol S.A.	4,847	8,784
Interconexión Electrica S.A. ESP	612	1,249
Oleoducto Central S.A. - Ocensa	366	433
Oleoducto de los Llanos Orientales S.A. - ODL	96	110
Invercolsa S.A.	109	95
Oleoducto de Colombia S.A. - ODC	8	24
Total	6,038	10,695

Schedule of composition of the other comprehensive results attributable to the shareholders

	June 30,	December 31,
	2026	2025
	(Unaudited)
Accumulated foreign currency translation	8,281	13,301
Hedges of a net investment in a foreign operation	(1,175)	(2,752)
Accumulated actuarial gain on defined benefit plans	(201)	(348)
Cash flow hedges for future exports	2,047	1,248
Cash flow hedge with derivative instruments	243	152
Financial instruments measured at fair value	157	151
	9,352	11,752

Schedule of earnings per share

	June 30,	June 30,
	2026	2025

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	9,344	5,841
Weighted average number of outstanding ordinary shares	41,116,694,690	41,116,694,690
Basic and diluted ordinary shares earnings per share (Colombian pesos)	227.2	142.1